Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments and Receipt for Operating Lease Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Buildings and equipment [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total rental expense	$ 494	$ 476	$ 445